UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV          Charlotte, NC              08/12/11
    -----------------------          -------------             ----------
          [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $ 119,738 K
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

              ITEM 1:                 ITEM 2:   ITEM 3:      ITEM 4:       ITEM 5:        ITEM 6:         ITEM 7:      ITEM 8:
----------------------------------- ---------- --------- ---------------  ---------  ------------------- -------- ------------------
                                                              FAIR        SHARES OR
                                     TITLE OF    CUSIP       MARKET       PRINCIPAL      INVESTMENT                    VOTING
          NAME OF ISSUER              CLASS      NUMBER       VALUE         AMOUNT       DISCRETION      MANAGERS     AUTHORITY
                                                                                     ----- ------ ------          ----- ------ -----
                                                                                      [A]    [B]   [C]             [A]    [B]   [C]
                                                                                                  SHARED
                                                                                      SOLE SHARED OTHER            SOLE SHARED NONE
----------------------------------- ---------- --------- ---------------  ---------  ----- ------ ------ -------- ----- ------ -----
ABOVENET INC.                          com     00374N107    2,113,800.00     30,000   sole                        30,000
ACCURIDE CORP                          com     00439T206    2,899,532.25    229,575   sole                       229,575
APPLE, INC.                            com     037833100    4,330,143.00     12,900   sole                        12,900
ATMEL CORP.                            com     049513104    3,615,990.00    257,000   sole                       257,000
AVIS BUDGET GROUP, INC.                com     053774105    3,845,250.00    225,000   sole                       225,000
BROCADE COMMUNICATIONS SYSTEMS, INC    com     111621306    2,261,000.00    350,000   sole                       350,000
CABOT CORP.                            com     127055101    4,489,362.00    112,600   sole                       112,600
CELENESE CORPORATION                   com     150870103    6,024,030.00    113,000   sole                       113,000
CHEMTURA CORPORATION                   com     163893209    6,266,260.00    344,300   sole                       344,300
CIT GROUP INC.                         com     125581801    5,448,406.00    123,100   sole                       123,100
EMC CORPORATION MASS                   com     268648102    5,667,035.00    205,700   sole                       205,700
ENERGY XXI (BERMUDA) LTD               com     G10082140    5,691,250.40    171,320   sole                       171,320
GULF ISLAND FABRICATION INC            com     402307102      768,909.60    23,820    sole                        23,820
KRATON PERFORMNC POLMERS INC.          com     50077C106    4,692,566.00    119,800   sole                       119,800
LEAR CORPORATION                       com     521865204    4,278,400.00     80,000   sole                        80,000
LIBERTY MEDIA HLDG CORP                com     53071M708    1,257,750.00     75,000   sole                        75,000
LULULEMON ATHLETICA INC.               com     550021109    1,900,940.00     17,000   sole                        17,000
LYONDELLBASELL INDUSTRIES N.V.         com     N53745100    5,943,636.00    154,300   sole                       154,300
MAGNUM HUNTER RESOUCES INC.            com     55973B102    1,502,295.08    222,233   sole                       222,233
MCMORAN EXPLORATION INC                com     582411104    1,848,000.00    100,000   sole                       100,000
NETAPP, INC.                           com     64110D104    2,712,892.00     51,400   sole                        51,400
OMNIVISION TECHNOLOGIES INC            com     682128103    4,003,150.00    115,000   sole                       115,000
OUTDOOR CHANNEL HLDGS INC              com     690027206    1,478,814.84    216,201   sole                       216,201
ROCKWOOD HOLDINGS, INC.                com     774415103    4,268,388.00     77,200   sole                        77,200
TPC GROUP INC CMN                      com     89236Y104    5,510,410.00    140,500   sole                       140,500
TRANSATLANTIC PETROLEUM LTD            com     G89982105    2,962,250.00  1,742,500   sole                     1,742,500
TRONOX INCORPORATED                    com     897051306   14,914,900.00    106,535   sole                       106,535
VERIFONE SYSTEMS INC CMN               com     92342Y109    1,774,000.00     40,000   sole                        40,000
W.R. GRACE & CO                        com     38388F108    7,268,859.00    159,300   sole                       159,300